Notes Payable, Net (Details) - Schedule of accrued interest on notes payable - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	$ 4,157,241	$ 3,245,537
Bridge loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	3,599,976	2,084,711
Preferred equity loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		717,286
Land loan with affiliate [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		101,662
Constellation EME [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	259,229
New Market/SCF [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	51,352
Namig rights securitization loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		30,786
Mortgage Mckinley Grand [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		41,821
Paycheck Protection Program Loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	1,722
JKP Capital Note [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	208,221
SCF Subordinate Note [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	1,111
Convertible notes [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		269,271
MKG Doubletree loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	$ 35,630